Employee costs and numbers (Tables)	12 Months Ended
Dec. 31, 2017
Additional information [abstract]
Employee costs and average number of employees

			$ million
Employee costs	2017	2016	2015
Wages and salaries[a]	7,572	8,456	9,556
Social security costs	711	760	879
Share-based payments[b]	624	764	833
Pension and other post-retirement benefit costs	1,296	1,253	1,660
	10,203	11,233	12,928

			2017			2016			2015
Average number of employees[c]	US	Non-US	Total	US	Non-US	Total	US	Non-US	Total
Upstream	6,200	12,200	18,400	6,700	13,500	20,200	7,900	15,100	23,000
Downstreamd e	6,100	35,900	42,000	6,600	36,600	43,200	7,800	38,200	46,000
Other businesses and corporatee f	1,900	12,400	14,300	1,900	12,100	14,000	1,700	11,900	13,600
	14,200	60,500	74,700	15,200	62,200	77,400	17,400	65,200	82,600
[a] Includes termination costs of $189 million (2016 $545 million and 2015 $857 million).
[b] The group provides certain employees with shares and share options as part of their remuneration packages. The majority of these share-based payment arrangements are equity-settled.
[c] Reported to the nearest 100.
[d] Includes 16,500 (2016 15,800 and 2015 15,000) service station staff.
[e] Around 800 centralized function employees were reallocated from Upstream and Downstream to Other businesses and corporate during 2016, and around 2,000 from the global business services organization were reallocated from Downstream to Other businesses and corporate during 2015.
[f] Includes 4,700 (2016 4,900 and 2015 5,300) agricultural, operational and seasonal workers in Brazil.